Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Short-Term Debt

	As of December 31,
	2021	2022
	RMB	RMB
Short-term borrowing—banks	9,000	—

Total	9,000	—